Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Inventories, Net

	Year ended December 31,
	2016		2017		2017
	BRL		BRL		USD
Finished goods for resale	R$	356,529	R$	466,486	US$	141,018
Allowance for slow moving and others		(4,518)		(9,854)		(2,979)

Total inventories, net	R$	352,011	R$	456,632	US$	138,039